Related party transactions - Gains in Other Operating Income (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 26, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total contingent consideration recognized				$ 0
Carrying value of related party receivable		$ 686		686		$ 716
Convertible bond
Related Party Transaction [Line Items]
Carrying value of related party receivable		49		49		$ 43
Archer
Related Party Transaction [Line Items]
Related party receivable before conversion	$ 146
Related party receivable after conversion	$ 45
Interest rate on related party receivable	5.50%
Predecessor
Related Party Transaction [Line Items]
Total contingent consideration recognized					$ 7
Disposed of by sale
Related Party Transaction [Line Items]
Total contingent consideration recognized		0		0
Disposed of by sale | Predecessor
Related Party Transaction [Line Items]
Total contingent consideration recognized			$ 3		7
Disposed of by sale | West Vela earn out realized
Related Party Transaction [Line Items]
Total contingent consideration recognized		$ 0		$ 0
Disposed of by sale | West Vela earn out realized | Predecessor
Related Party Transaction [Line Items]
Total contingent consideration recognized			$ 3		$ 7